SHAREHOLDERS’ EQUITY (Details Narrative) - $ / shares				6 Months Ended	12 Months Ended
	Mar. 31, 2025		Nov. 19, 2024	Sep. 30, 2025	Mar. 31, 2025		Mar. 31, 2024 [1]
Class of Stock [Line Items]
Common stock shares authorized	500,000,000			500,000,000	500,000,000
Number of ordinary holdback shares				450,000	450,000
Ordinary share, purchase price per share				$ 11.50
Class of warrant or right, exercise price of warrants or rights	$ 11.50				$ 11.50
Sale of stock, price per share	$ 16.5			$ 16.5	$ 16.5
Public Warrants [Member]
Class of Stock [Line Items]
Warrants issued and outstanding	5,750,000			5,750,000	5,750,000
Private Warrants [Member]
Class of Stock [Line Items]
Warrants issued and outstanding	796,254			796,254	796,254
Warrant [Member]
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights	$ 0.01			$ 0.01	$ 0.01
Common Class A [Member]
Class of Stock [Line Items]
Common stock shares authorized	488,000,000	[1]		488,000,000	488,000,000	[1]	488,000,000
Common stock par value	$ 0.0001	[1]		$ 0.0001	$ 0.0001	[1]	$ 0.0001
Voting rights				1	1
Common stock shares issued	4,821,281	[1]		4,755,277	4,821,281	[1]
Common stock shares outstanding	4,821,281	[1]		4,755,277	4,821,281	[1]
Number of shares issued	1,900,000		1,900,000
Common Class A [Member] | Minimum [Member]
Class of Stock [Line Items]
Conversion prices	$ 5		$ 5		$ 5
Common Class A [Member] | Maximum [Member]
Class of Stock [Line Items]
Conversion prices	$ 10		$ 10		$ 10
Common Class A [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of ordinary shares issued, acquisition					2,921,281
Common Class B [Member]
Class of Stock [Line Items]
Common stock shares authorized	12,000,000	[1]		12,000,000	12,000,000	[1]	12,000,000
Common stock par value	$ 0.0001	[1]		$ 0.0001	$ 0.0001	[1]	$ 0.0001
Voting rights				25	10
Common stock shares issued	4,050,000			4,500,000	4,050,000		4,500,000
Common stock shares outstanding	4,050,000	[1]		4,500,000	4,050,000	[1]	4,500,000
Number of ordinary holdback shares				450,000	450,000	[1]
Warrants issued and outstanding	6,546,254				6,546,254
Common Class B [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of ordinary holdback shares					450,000
Number of ordinary shares issued, acquisition					4,500,000

[1]	The numbers of shares are presented on a retroactive basis to reflect the reverse recapitalization as described in Note 4.